Commitments and Contingencies (Details)						1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 05, 2022 shares	Apr. 18, 2022 USD ($)	Nov. 10, 2021 USD ($)	Sep. 01, 2021 USD ($) $ / shares shares	Aug. 30, 2021 USD ($) shares	Dec. 14, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	May 06, 2022 USD ($)	Mar. 28, 2022 USD ($)
Subsidiary, Sale of Stock [Line Items]
Share Price. | $ / shares									$ 9.50		$ 9.50
Deferred underwriting fee payable									$ 4,375,000		$ 4,375,000
Number of shares issued | shares	9,593,970
Underwriting cash discount per unit | $ / shares											$ 0.175
Underwriter cash discount											$ 2,187,500
Aggregate purchase price								$ 25,001			25,000
Proceeds from note payable - related party										$ 67,000
Wag Labs
Subsidiary, Sale of Stock [Line Items]
Underwriting cash discount per unit | $ / shares									$ 0.175
Underwriter cash discount									$ 2,187,500
MKM Partners | Wag Labs
Subsidiary, Sale of Stock [Line Items]
Contingent fee payable													$ 300,000
Roth Capital Partners, LLC | Wag Labs
Subsidiary, Sale of Stock [Line Items]
Contingent fee payable		$ 400,000
Numbers of days prior notice to be given		30 days
Period in which at least notice to be given		12 months
D.A Davidson & Co | Wag Labs
Subsidiary, Sale of Stock [Line Items]
Contingent fee payable												$ 550,000
Oppenheimer & Co. Inc | Wag Labs
Subsidiary, Sale of Stock [Line Items]
Portion of gross proceeds paid as fee, up to and including $50 million			4.0
Portion of gross proceeds paid as fee, in excess of $50 million			6.0
Proceeds from note payable - related party			$ 50,000,000
Minimum percent of fee to be paid			50.0
Proceeds from several offers in form of Equity financing						$ 30,000,000
Amounts accrued by the company											0
Contingent Liabilities accrued											$ 0
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares				1,500,000							1,650,000
Share Price. | $ / shares				$ 10.00
Deferred Fee Per Unit | $ / shares											$ 0.35
Number of shares issued | shares							62,500
Fair value per share of founder shares attributable to anchor investors | $ / shares							$ 7.362
Aggregate fair value of founder shares attributable to anchor investors							$ 460,125
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares					1,500,000
Redemption period upon closure					45 days
Aggregate purchase price					$ 15,000,000
Over-allotment option | Wag Labs
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares				1,500,000					1,650,000
Share Price. | $ / shares				$ 10.00
Deferred Fee Per Unit | $ / shares									$ 0.35
Number of shares issued | shares							62,500
Fair value per share of founder shares attributable to anchor investors | $ / shares							$ 7.362
Aggregate fair value of founder shares attributable to anchor investors							$ 460,125
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares					1,500,000
Redemption period upon closure					45 days
Aggregate purchase price					$ 15,000,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares				11,000,000					11,000,000		11,000,000
Deferred underwriting fee payable				$ 4,375,000					$ 4,375,000		$ 4,375,000
Initial Public Offering | Wag Labs
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fee payable									$ 4,375,000